Commitments and contingencies (Details Narrative)	1 Months Ended
	Apr. 30, 2020 USD ($) shares	Nov. 30, 2022 USD ($)	Aug. 31, 2022 USD ($)	May 05, 2022 EUR (€)	Sep. 30, 2021 shares	Nov. 30, 2020 USD ($) shares	Aug. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Acquisitions percentage	100.00%
Convertible debt, non-current		$ 6,483,061	$ 4,983,236
Allinsports [member]
IfrsStatementLineItems [Line Items]
Number of shares issuance | shares	966,667				966,667	966,667
Payment of share holder	$ 1,200,000					$ 20,000,000	$ 2,625,657
Convertible debt, non-current		$ 563,779
Principal and accrued interest under promissory notes | €				€ 1,903,153